Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 303,925
Balance at end of the year	8,500,074	$ 303,925
Accounts Receivable [Member]
Schedule of Allowance for Credit Losses [Line Items]
Balance at beginning of the year	303,925	116,567
Net provision for allowance for credit losses	8,533,275	303,362
Recoveries	(302,818)	(116,972)
Exchange difference	(34,308)	968
Balance at end of the year	$ 8,500,074	$ 303,925